TAXES ON INCOME - Schedule of Income before Income Tax, Domestic And Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 345,332	$ 240,619	$ 237,188
Domestic
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	102,500	53,703	87,008
Foreign
Income Tax Examination [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 242,832	$ 186,916	$ 150,180